Loans and Related Allowance for Credit Losses, Troubled Debt Restructurings Modifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 2,883	$ 2,864	$ 8,582
Financial effects of modifications [Abstract]
Charge-offs	$ 23	$ 77	$ 268
Weighted average interest rate reduction	10.02%	10.84%	9.73%
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, troubled debt restructuring	$ 9,200	$ 10,200
Loans and leases receivable, impaired, commitment to lend	434	431
Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	523	1,212	$ 3,772
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 20	$ 167
Weighted average interest rate reduction	7.51%	1.11%	0.90%
Total Commercial [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 397	$ 890	$ 3,042
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 20	$ 162
Weighted average interest rate reduction	10.69%	0.81%	0.74%
Total Commercial [Member] | Commercial real estate [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 124	$ 315	$ 729
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 5
Weighted average interest rate reduction	0.92%	1.28%	1.11%
Total Commercial [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 2	$ 7	$ 1
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 2,360	$ 1,652	$ 4,810
Financial effects of modifications [Abstract]
Charge-offs	$ 23	$ 57	$ 101
Weighted average interest rate reduction	10.14%	12.01%	11.80%
Total Consumer [Member] | Residential mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 1,727	$ 1,394	$ 4,302
Financial effects of modifications [Abstract]
Charge-offs	$ 6	$ 3	$ 7
Weighted average interest rate reduction	1.61%	1.80%	1.93%
Total Consumer [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 311	$ 106	$ 272
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	20.33%	19.12%	14.12%
Total Consumer [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 72	$ 136	$ 176
Financial effects of modifications [Abstract]
Charge-offs	$ 16	$ 54	$ 93
Weighted average interest rate reduction	4.33%	3.82%	4.65%
Total Consumer [Member] | Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 22	$ 19	$ 57
Financial effects of modifications [Abstract]
Charge-offs	$ 1	$ 0	$ 1
Weighted average interest rate reduction	11.48%	11.83%	8.28%
Trial modifications [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, trial modification, troubled debt restructuring, post modification	$ 228	$ (3)	$ 3
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Primary modification type, Principal forgiveness [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 27	$ 44	$ 38
Primary modification type, Principal forgiveness [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	24	43	34
Primary modification type, Principal forgiveness [Member] | Total Commercial [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	24	2	24
Primary modification type, Principal forgiveness [Member] | Total Commercial [Member] | Commercial real estate [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	41	10
Primary modification type, Principal forgiveness [Member] | Total Commercial [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Principal forgiveness [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	3	1	4
Primary modification type, Principal forgiveness [Member] | Total Consumer [Member] | Residential mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1	0	0
Primary modification type, Principal forgiveness [Member] | Total Consumer [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Principal forgiveness [Member] | Total Consumer [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	2	1	4
Primary modification type, Principal forgiveness [Member] | Total Consumer [Member] | Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Principal forgiveness [Member] | Trial modifications [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, trial modification, troubled debt restructuring, post modification	0	0	0
Primary modification type, Interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	742	222	408
Primary modification type, Interest rate reduction [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	36	24	82
Primary modification type, Interest rate reduction [Member] | Total Commercial [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	24	9	47
Primary modification type, Interest rate reduction [Member] | Total Commercial [Member] | Commercial real estate [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	12	15	35
Primary modification type, Interest rate reduction [Member] | Total Commercial [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Interest rate reduction [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	706	198	326
Primary modification type, Interest rate reduction [Member] | Total Consumer [Member] | Residential mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	369	70	25
Primary modification type, Interest rate reduction [Member] | Total Consumer [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	311	106	272
Primary modification type, Interest rate reduction [Member] | Total Consumer [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	7	4	6
Primary modification type, Interest rate reduction [Member] | Total Consumer [Member] | Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	19	18	23
Primary modification type, Interest rate reduction [Member] | Trial modifications [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, trial modification, troubled debt restructuring, post modification	0	0	0
Primary modification type, Other concessions [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	2,114	2,598	8,136
Primary modification type, Other concessions [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	463	1,145	3,656
Primary modification type, Other concessions [Member] | Total Commercial [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	349	879	2,971
Primary modification type, Other concessions [Member] | Total Commercial [Member] | Commercial real estate [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	112	259	684
Primary modification type, Other concessions [Member] | Total Commercial [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	2	7	1
Primary modification type, Other concessions [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1,651	1,453	4,480
Primary modification type, Other concessions [Member] | Total Consumer [Member] | Residential mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1,357	1,324	4,277
Primary modification type, Other concessions [Member] | Total Consumer [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Other concessions [Member] | Total Consumer [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	63	131	166
Primary modification type, Other concessions [Member] | Total Consumer [Member] | Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	3	1	34
Primary modification type, Other concessions [Member] | Trial modifications [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, trial modification, troubled debt restructuring, post modification	228	(3)	3
Financial effects of modification, Recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	742	221	435
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	36	23	83
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	24	9	48
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member] | Commercial real estate [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	12	14	35
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	706	198	352
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member] | Residential mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	369	70	51
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	311	106	272
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	7	4	6
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member] | Other consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	19	18	23
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Trial modifications [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, trial modification, troubled debt restructuring, post modification	0	0	0
Loans remodified [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 445	$ 737	$ 1,500